Employee Benefits - Additional Information (Detail) - StepStone Group LP - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Amount of non-discretionary contributions	$ 2.7	$ 2.2	$ 1.5
Plan
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Defined benefit pension plan assets	19.5	17.8
Underfunded pension obligation based on latest actuarial determination	4.0	3.0
Defined benefit plan, net period benefit cost recognized	$ 0.4	$ 0.3	$ 0.1